INVESTMENTS - Investment Gains (Losses), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Investment gains (losses), net	$ (8)	$ 4	$ 1
Fixed maturities
Net Investment Income [Line Items]
Investment gains (losses), net	$ (8)	$ 4	$ 1